Schedule of Property Plant and Equipment by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Property and equipment, net	$ 553,126	$ 480,702
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Property and equipment, net	446,044	398,384
All Other Countries
Segment Reporting, Asset Reconciling Item [Line Items]
Property and equipment, net	$ 107,082	$ 82,318